Sales contracts (Tables)	12 Months Ended
Dec. 31, 2022
Sales contracts [Abstract]
Schedule of uranium sales contracts over the next five years
Sales Commitments in Pounds
Fiscal 2023	500,000
Fiscal 2024	600,000
Fiscal 2025	700,000
Fiscal 2026	700,000
Fiscal 2027	650,000